Description of Business, Going Concern and Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	90 days